Condensed Balance Sheets (Parenthetical)	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Class C special stock
Capital stock, issued shares	65,211	65,214	65,214	65,214
Capital stock, outstanding shares	65,211	65,214
Common stock
Capital stock, issued shares	24,422,240	13,565,188	8,877,094	4,507,127
Capital stock, outstanding shares	24,422,240	13,565,188